1933 Act File No. 2-91091
                                                      1940 Act File No. 811-4018

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                  -------

    Pre-Effective Amendment No.         ....................
                                --------                          -------

    Post-Effective Amendment No. __30____...................         X
                                   ------                         -------

                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                  -------

    Amendment No.   26  ....................................         X
                  ------                                          -------

                              FEDERATED HIGH YIELD TRUST
                  (Exact Name of Registrant as Specified in Charter)

                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000
                       (Address of Principal Executive Offices)

                                    (412) 288-1900
                            (Registrant's Telephone Number)

                              John W. McGonigle, Esquire
                               Federated Investors Tower
                                  1001 Liberty Avenue
                          Pittsburgh, Pennsylvania 15222-3779
                        (Name and Address of Agent for Service)
                   (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
_x  on April 27, 2001 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) on _________________ pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                      Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037



PART C.  OTHER INFORMATION.

ITEM 23. Exhibits:



                   (a)     (i)  Conformed Copy of Restatement and Amendment No. 3 to the
                                Declaration of Trust of the Registrant; (13)
                          (ii)  Conformed Copy of Amendment No. 4 to theDeclaration of
                        Trust of the Registrant; (13)
                   (b)     (i)  Copy of By-Laws of the Registrant; (8)
                          (ii)  Copy of Amendment No. 1 to the Bylaws of the Registrant;
                                (8)
                         (iii)  Copy of Amendment No. 2 to the Bylaws of the Registrant;
                                (8)
                          (iv)  Copy of Amendment No. 3 to the Bylaws of the Registrant;
                                (8)
                           (v)  Copy of Amendment No. 4 to the Bylaws of the Registrant;
                                (11)
                          (vi)  Copy of Amendment No. 5 to the Bylaws of the Registrant;
                                (12)
                         (vii)  Copy of Amendment No. 6 to the Bylaws of the Registrant;
                                (12)
                        (viii)  Copy of Amendment No. 7 to the Bylaws of the Registrant;
                                (12)
                   (c)          Conformed Copy of Specimen Certificate for Shares of
                                Beneficial Interest of the Registrant; (8)
                   (d)          Conformed Copy of Investment Advisory Contract of the
                                Registrant; (7)
                   (e)     (i)  Conformed Copy of Distributor's Contract      of the
                        Registrant; (7)
                          (ii)  The Registrant hereby incorporates the  Conformed Copy of
                        the specimen Mutual Funds     Sales and Service Agreement; Mutual
                        Funds   Service Agreement; and Plan/Trustee Mutual    Funds
                        Service Agreement from Item 24(b)(6) of   the Cash Trust Series II
                        Registration ........Statement on Form N-1A, filed with the
                        Commission on July 24, 1995. (File Nos. 33-     38550 and
                        811-6269.)
                   (f)          Not applicable;
                   (g)     (i)  Conformed Copy of Custodian Agreement of the
                                Registrant; (8)
                          (ii)  Conformed Copy of Custodian Fee
                                Schedule; (11)


________________
                --

 7.   Response is incorporated by reference to Registrant's  Post-Effective  Amendment No. 10 on Form N-1A filed February 20, 1990.  (File Nos. 2-91091 and 811-4018)
 8.   Response is incorporated by reference to Registrant's  Post-Effective  Amendment No. 19 on Form N-1A filed April 21, 1995.  (File Nos. 2-91091 and 811-4018)
11.   Response is incorporated by reference to Registrant's  Post-Effective  Amendment No. 24 on Form N-1A filed April 28, 1998.  (File Nos. 2-91091 and 811-4018)
12.   Response is incorporated by reference to Registrant's  Post-Effective  Amendment No. 25 on Form N-1A filed February 26, 1999.  (File Nos. 2-91091 and 811-4018).
13.   Response is incorporated by reference to Registrant's  Post-Effective  Amendment No. 29 on Form N-1A filed April 26, 2001.  (File Nos. 2-91091 and 811-4018).

                  (h)      (i)  Conformed Copy of Amended and Restated  Agreement for Fund
                        Accounting Services,    Administrative Services, Shareholder
                        Transfer Agency Services and Custody Services   Procurement; (12)
                          (ii)  The responses described in Item 23(e)(ii) are hereby incorporated by reference.
                         (iii)  The Registrant hereby incorporates by reference the
                                Conformed Copy of the Shareholder Services Sub-Contract
                                between Fidelity and Federated Shareholder Services from
                                Item 24(b)(9)(iii) of the Federated GNMA Trust
                                Registration Statement on Form N-1A, filed with the
                                Commission on March 25, 1996.
                                (File Nos. 2-75670 and 811-3375)
                        (iv)    Conformed Copy of Amended and Restated Shareholder
                                Services Agreement; (11)
                  (i)           Conformed Copy of the Opinion of Counsel as to the
                                legality of the shares being registered; (8)
                  (j)    (i)    Conformed Copy of Consent of Independent
                                Auditors; +
                        (ii)    Opinion and Consent of Counsel as to Transfer of
                        Organization Expenses; (8)
                   (k)          Not applicable;
                   (l)          Conformed Copy of Initial Capital Understanding; (8)
                   (m)          Not applicable;
                   (n)          Not applicable;
                   (o)   (i)    Conformed Copy of Power of Attorney of the    Registrant;
                        (13)
                        (ii)    Conformed Copy of Power of Attorney of Chief Investment
                                Officer of the Registrant; (13)
                   (p)          The Registrant hereby incorporates
                                the                      Conformed Copy of the Code of
                                Ethics for Access Persons from Item 23(p) of the Federated
                                Managed Allocation Portfolios Registration Statement on
                                Form N-1A filed with the Commission on January 25, 2001.
                               (File Nos. 33-51247 and 811-7129).


+     All exhibits have been filed electronically.

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed April 21, 1995. (File Nos. 2-91091 and 811-4018).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed April 28, 1998. (File Nos. 2-91091 and 811-4018).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed February 26, 1999. (File Nos. 2-91091 and 811-4018).

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed April 26, 2001. (File Nos. 2-91091 and 811-4018).

Item 24. Persons Controlled by or Under Common Control with the Fund:
         -----------------------------------------------------------

         None.

Item 25. Indemnification:  (1)
         ---------------



1.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1 filed July 9, 1984. (File Nos. 2-91091 and 811-4018).


Item 26. Business and Other Connections of Investment Adviser:
         ----------------------------------------------------

     For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark
     D. Olson (a principal of the firm Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), Suite 301 Little Falls Center Two, 2751 Centerville Road, Wilmington, DE 19808.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Stephen F. Auth
                                             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Jeffrey A. Kozemchak
                                             Sandra L. McInerney
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Bernard A. Picchi
                                             Peter Vutz

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Arthur J. Barry
                                             Randall S. Bauer
                                             Nancy J.Belz
                                             G. Andrew Bonnewell
                                             Micheal W. Casey
                                             Robert E. Cauley
                                             Fred B. Crutchfield
                                             Lee R. Cunningham, II
                                             Alexandre de Bethmann
B.    Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan



         Item 26. Business and Other Connections of Investment Adviser
                  -----------------------------------------------------
                  (continued):
                  -----------

         Vice Presidents:                    Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Marc Halperin
                                             John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Nathan H. Kehm
                                             John C. Kerber
                                             Robert M. Kowit
                                             Richard J. Lazarchic
                                             Steven J. Lehman
                                             Marian R. Marinack
                                             Christopher Matyszewski
                                             Natalie F. Metz
                                             Joseph M. Natoli
                                             Jeffrey A. Petro
                                             John Quartarolo
                                             Keith J. Sabol
                                             Ihab Salib
                                             Frank Semack
                                             Aash M. Shah
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Timothy G. Trebilcock
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Richard Winkowski
                                             Lori A. Wolff
                                             George B. Wright

         Assistant Vice Presidents:          Catherine A. Arendas
                                             Angela Auchey
                                             Nancy J. Belz
                                             Regina Chi
                                             Ross M. Cohen
                                             James R. Crea, Jr.
                                             Karol M. Crummie
                                             Fred B. Crutchfield
                                             James H. Davis, II
                                             Joseph DelVecchio
                                             Paul S. Drotch
                                             Salvatore A. Esposito
                                             John T. Gentry
                                             David Gilmore
                                             Nikola A. Ivanov
                                             Carol Kayworth
                                             Nathan H. Kehm
                                             John C. Kerber
                                             J. Andrew Kirschler



         Item 26. Business and Other Connections of Investment Adviser
                  -----------------------------------------------------
                  (continued):
                  -----------

         Assistant Vice Presidents:          Ted T. Lietz, Sr.
                                             Monica Lugani
                                             Natalie F. Metz
                                             Theresa Miller
                                             Thomas Mitchell
                                             Bob Nolte
                                             Mary Kay Pavuk
                                             Rae Ann Rice
                                             Roberto Sanchez-Dahl, Sr.
                                             Sarath Sathkumara
                                             James W. Schaub
                                             Jennifer G. Setzenfand
                                             John Sidawi
                                             Diane R. Startari
                                             Diane Tolby
                                             Peter Tropaitis
                                             Michael R. Tucker
                                             Steven J. Wagner

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              C. Grant Anderson
                                             Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III

     The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.





Item 27.  Principal Underwriters:
          -----------------------

          (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

     Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Limited Duration Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Funds; RIGGS Funds; SouthTrust Funds; Wachovia Variable Insurance Funds; The Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds, Inc.



            (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

Chairman:                     Richard B. Fisher          Vice President

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Executive Vice President:     David M. Taylor



        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                 With Registrant
---------------------         ------------------       ---------------------

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Bryant R. Fisher
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ

Vice Presidents:              Ernest G. Anderson
                              Teresa M. Antoszyk
                              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              William C. Doyle
                              Timothy Franklin
                              Joseph D. Gibbons
                              John K. Goettlicher
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Anthony J. Harper
                              Victor L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              H. Joseph Kennedy
                              Michael W. Koenig
                              Ed Koontz
                              Dennis M. Laffey
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey


        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                 With Registrant
---------------------         ------------------       ---------------------

Vice Presidents:              Maurice W. McKinney
                              Amy Michalisyn
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Eugene B. Reed
                              Paul V. Riordan
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Terence Wiles
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Donald C. Edwards
                              Jennifer Fetteroff
                              John T. Glickson
                              Ernest L. Linane
                              Renee L. Martin
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Timothy S. Johnson
                              Victor R. Siclari

     The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

            (c)  Not applicable

Item 28. Location of Accounts and Records:
         --------------------------------

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:


         Registrant                       Federated Investors Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779


     (Notices should be sent to the Agent for Service at the above address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA  15237-7000

         Federated Shareholder            P.O. Box 8600
         Services Company                 Boston, MA  02266-8600
         ("Transfer Agent and
         Dividend Disbursing Agent")

         Federated Services Company       Federated Investors Tower
         ("Administrator")                1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

         Federated Investment             Federated Investors Tower
         Management Company               1001 Liberty Avenue
         ("Adviser")                      Pittsburgh, PA  15222-3779

         State Street Bank and Trust      P.O. Box 8600
         Company                          Boston, MA  02266-8600
         ("Custodian")

Item 29. Management Services: Not applicable.
         -------------------

Item 30. Undertakings:
         ------------

     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED HIGH YIELD TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of April, 2001.

                              FEDERATED HIGH YIELD TRUST

                        BY: /s/ Amanda Reed
                        Amanda Reed, Assistant Secretary
                        Attorney in Fact for John F. Donahue
                        April 26, 2001

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/ Amanda Reed                 Attorney In Fact       April 26, 2001
    Amanda Reed                     For the Persons
    ASSISTANT SECRETARY             Listed Below

John F. Donahue*                    Chairman and Trustee
                                    (Chief Executive Officer)

J. Christopher Donahue*             President and Trustee

J. Thomas Madden*                   Chief Investment Officer

Richard J. Thomas*                  Treasurer
                                    (Principal Financial and
                                    Accounting Officer)

Thomas G. Bigley*                   Trustee

John T. Conroy, Jr.*                Trustee

Nicholas P. Constantakis*           Trustee

John F. Cunningham*                 Trustee

Lawrence D. Ellis, M.D.*            Trustee

Peter E. Madden*                    Trustee

Charles F. Mansfield, Jr.*          Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*                  Trustee

John S. Walsh*                      Trustee

* By Power of Attorney